Document and Entity Information	Dec. 03, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 03, 2021
Entity Registrant Name	GALECTIN THERAPEUTICS INC.
Entity Incorporation, State or Country Code	NV
Entity File Number	001-31791
Entity Tax Identification Number	04-3562325
Entity Address, Address Line One	4960 PEACHTREE INDUSTRIAL BOULEVARD
Entity Address, Address Line Two	STE 240
Entity Address, City or Town	NORCROSS
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30071
City Area Code	678
Local Phone Number	620-3186
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001133416
Title of 12(b) Security	Common Stock $0.001par value per share
Trading Symbol	GALT
Security Exchange Name	NASDAQ